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LOGO: WORLD FINANCIAL GROUP

POWER V

Variable

Universal Life

2002 Semi-Annual

Report

Includes semi-annual reports for:

Scudder Variable Series I

Scudder Variable Series II

American Skandia Trust

Fidelity Variable Insurance Products Fund

Fidelity Variable Insurance Products Fund II

Fidelity Variable Insurance Products Fund III

LOGO: WORLD FINANCIAL GROUP

World Financial Group, Inc. (WFG or World Financial Group) is an independent marketing company whose affiliates offer life insurance and a broad array of financial products and services. Securities are offered through World Group Securities, Inc. (WGS or World Group Securities), Member NASD/SIPC. Insurance products offered through World Financial Group Insurance Agency, Inc. (WFGIA). WFG, WGS, WFGIA are affiliated companies.

11315 Johns Creek Parkway, Duluth, GA 30097

Power V is marketed exclusively by World Financial Group;

distributed by Investors Brokerage Services, Inc.; and

underwritten by Kemper Investors Life Insurance Company,

Schaumburg, IL 60196-6801

PWRV-SAR (08/02)

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1600 McConnor Parkway

Schaumburg, IL 60196-6801